Stated share capital - Authorised and issued (Details) - ZAR (R) R in Millions				12 Months Ended
	Nov. 02, 2020	Jun. 10, 2019	Apr. 15, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Authorised number of shares (in shares)				10,000,000,000	10,000,000,000	10,000,000,000
Reconciliation of issued number of shares
Number of shares in issue at beginning of the year (in shares)				2,923,571,000	2,670,030,000	2,266,261,000
Scheme implemented (in shares)				0	2,670,030,000	0
Shares issued under Sibanye-Stillwater/SGL Share Plan (in shares)				32,535,000	6,932,000	4,442,000
Shares issued upon conversion of debt (in shares)				0	248,040,000	0
Shares delisted (share buy-back) (in shares)	(1,431,197)			(147,700,000)	(1,431,197)	0
Shares issued for cash (in shares)			108,932,356	0	0	108,932,000
Shares issued with acquisition of subsidiary (in shares)		290,394,531		0	0	290,395,000
Number of shares in issue at end of the year (in shares)				2,808,406,000	2,923,571,000	2,670,030,000
Shares issued for cash			R 1,700			R 1,688